Earnings per share	6 Months Ended
Sep. 30, 2017
Earnings per share
Earnings per share

6Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the three months and six months ended September 30, 2016 and 2017 respectively:

		Three months ended September 30,
	Note	2016	2017	2017
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		16,641	67,595	10,160
Earnings allocated to participating convertible notes	(i)	—	—	—

Net income for basic and diluted net income per share		16,641	67,595	10,160

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	113,524,742	113,524,742

Earnings per share
- Basic		0.22	0.60	0.09

- Diluted	(ii)	0.22	0.60	0.09

		Six months ended September 30,
	Note	2016	2017	2017
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		32,363	136,730	20,551
Earnings allocated to participating convertible notes	(i)	—	—	—

Net income for basic and diluted net income per share		32,363	136,730	20,551

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	112,196,168	112,196,168

Earnings per share
- Basic		0.44	1.22	0.18

- Diluted	(ii)	0.44	1.22	0.18

Notes:

(i)

The outstanding convertible notes provide the holders with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company’s shareholders is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation. For the three months ended September 30, 2016 and six months ended September 30, 2016 and 2017, as there was no excess cash dividend, no earnings were allocated to participating convertible notes. There was no such participating right effect for the three months ended September 30, 2017 as all outstanding convertible notes were fully converted in April 2017.

(ii)

During the three months ended September 30, 2016 and six months ended September 30, 2016 and 2017, the Company had potentially dilutive ordinary shares of 40,521,494 representing shares issuable upon conversion of the outstanding convertible notes (Note 4). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.